Identifiable Intangible Assets and Goodwill - Intangible Assets Percentage of Total Intangibles (Details)	Dec. 31, 2018
Operating Segments [Member] | IH [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	76.00%
Operating Segments [Member] | IH [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Operating Segments [Member] | EH [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	24.00%
Operating Segments [Member] | EH [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	100.00%
WRD [Member] | Segment Reconciling Items [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
WRD [Member] | Segment Reconciling Items [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Brands [Member] | Operating Segments [Member] | IH [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
Brands [Member] | Operating Segments [Member] | EH [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	100.00%
Brands [Member] | WRD [Member] | Segment Reconciling Items [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	0.00%
IPR&D [Member] | Operating Segments [Member] | IH [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	65.00%
IPR&D [Member] | Operating Segments [Member] | EH [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	18.00%
IPR&D [Member] | WRD [Member] | Segment Reconciling Items [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of intangible asset amortized cost by segment	17.00%